Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0000042582
Registrant Name	GOODYEAR TIRE & RUBBER CO /OH/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A